Total
FUND SUMMARY – MILLER CONVERTIBLE BOND FUND
Investment Objective

The Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 38 of this Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FUND SUMMARY – MILLER CONVERTIBLE BOND FUND	Miller Convertible Bond Fund Class A Shares		Miller Convertible Bond Fund Class C Shares		Miller Convertible Bond Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	[1]	1.00%	[2]	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none		none		none
[1]	There is a 1.00% contingent deferred sales charge (“CDSC”) for investments of $250,000 or more (see “How to Purchase Shares” below) on Class A shares sold within the first 18 months of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC (see “Waiver of Contingent Deferred Sales Charges” below).
[2]	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of the Fund’s dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FUND SUMMARY – MILLER CONVERTIBLE BOND FUND		Miller Convertible Bond Fund Class A Shares	Miller Convertible Bond Fund Class C Shares	Miller Convertible Bond Fund Class I Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.50%	1.00%	none
Other Expenses		0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.48%	1.98%	0.98%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including money market funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - FUND SUMMARY – MILLER CONVERTIBLE BOND FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Miller Convertible Bond Fund Class A Shares	520	825	1,153	2,077
Miller Convertible Bond Fund Class C Shares	301	621	1,068	2,306
Miller Convertible Bond Fund Class I Shares	100	312	542	1,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies

Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, seeks to maximize the Fund’s total return comprising current income and capital appreciation and preserve principal by investing in convertible bonds. Convertible bonds often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time. Wellesley also seeks to minimize volatility and preserve capital using various strategies, such as investing in convertible bonds that have “put” provisions, relatively short maturities, and/or a guarantee of principal by the issuer. Generally, the convertible bonds in the portfolio will have remaining maturities or put provisions of less than seven years.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in convertible bonds (the “80% Policy”). The Fund’s 80% Policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund defines convertible bonds as including synthetic convertible bonds and other securities that Wellesley identifies as having characteristics similar to convertible bonds, including any combination of bonds, options, index-linked securities, debt and equity instruments that Wellesley believes have convertible bond-like characteristics.

The Fund primarily invests in convertible bonds of companies that are domiciled in, or have their principal place of business or principal securities trading market in, or that derive at least 50% of their revenue or profits from goods produced, sales made or services performed in, the United States (“U.S. companies”). The Fund invests in convertible bonds issued by companies in a variety of sectors.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley. Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are created by third parties, which typically are investment banks and brokerage firms. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds and synthetic convertibles. The Fund from time to time invests in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley will purchase a convertible bond when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

In addition to convertible bonds, the Fund may invest in other types of securities and instruments including equity and other exchange-traded securities, high yield bonds (also called “junk bonds”), real estate investment trusts (“REITS”), short-term debt securities, special purpose acquisition companies (SPACs), and money market instruments.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

●	Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Fund’s investment strategy will produce the desired results.

●	Cybersecurity Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s advisor, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

●	Derivatives Risk: The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

●	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

●	High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility.

●	Interest Rate Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

●	Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Private Placement and Illiquid Securities Risk: Certain securities are privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

●	Real Estate Investment Trust (“REIT”) Risk: A REIT’s performance depends on the types, values and locations of the properties and companies it owns and how well those properties and companies are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

●	Recent Market Events Risk: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

●	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund’s net asset value (“NAV”) to fluctuate more than that of a fund that does not focus in a particular sector.

○	Biotech and Pharma Risk: Companies in the biotech and pharmaceuticals industry may be highly volatile and affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability.

●	Small- and Mid-Capitalization Companies Risk. Compared to large-capitalization companies, small- and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small- and mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

●	SPACs Risks. The Fund may invest in equity securities and warrants of special purpose acquisition companies (SPACs), which raise assets to seek potential combination opportunities. Unless and until a combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a combination that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., 18-24 months), the invested funds are returned to the entity’s shareholders. Because pre-combination SPACs have no operating history or ongoing business other than seeking combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable combination. Companies in the post-combination SPAC stage may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-combination SPACs are thus often subject to extreme price volatility and speculative trading.

●	Synthetic Convertible Bond Risk: Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

●	Volatility Risk: The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. You will find a more complete discussion of risk on page 28 of this Prospectus.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares during the past ten calendar years. The performance table compares the performance of the Fund’s Class I shares over time to the performance of two broad-based market indices: the ICE BofA All Yield Alternatives US Convertibles Index and the Bloomberg U.S. Aggregate Bond Index. The Fund offers multiple share classes, which are subject to different fees and expenses that will affect their performance. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Class I Shares Annual Total Return for the Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 15.46% during the quarter ended June 30, 2020, and the lowest return for a quarter was (10.72)% during the quarter ended March 31, 2020.

Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - FUND SUMMARY – MILLER CONVERTIBLE BOND FUND		Label	1 Year	5 Years	10 Years
Miller Convertible Bond Fund Class I Shares		Return before taxes	(10.56%)	3.68%	6.01%
Miller Convertible Bond Fund Class I Shares | After Taxes on Distributions			(11.93%)	1.81%	4.08%
Miller Convertible Bond Fund Class I Shares | After Taxes on Distributions and Sales			(6.23%)	2.09%	3.93%
Miller Convertible Bond Fund Class A Shares		Return before taxes	(14.32%)	1.95%	4.87%
Miller Convertible Bond Fund Class C Shares		Return before taxes	(11.44%)	2.65%	4.96%
ICE BofA All Yield Alternatives US Convertibles Index	[1]		(13.38%)	2.87%	3.67%
Bloomberg U.S. Aggregate Bond Index	[2]		(13.01%)	0.02%	1.06%
[1]	The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares and will vary for other classes of the Fund’s shares.

Miller Convertible Plus Fund
FUND SUMMARY – MILLER CONVERTIBLE PLUS FUND
Investment Objective

The Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Miller Convertible Plus Fund Miller Convertible Plus Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Miller Convertible Plus Fund Miller Convertible Plus Fund Class I
Management Fees	1.32%	[1]
Distribution and/or Service (12b-1) Fees	none
Dividend and Interest Expense	0.93%
Remaining Other Expenses	0.22%
Other Expenses	1.15%
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	2.48%
[1]	The Fund’s Investment Advisory Agreement provides for an advisory fee to accrue at an annualized base rate of 0.95% of the Fund’s average daily “managed assets,” which equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings (“Managed Assets”). The “Management Fee” recorded in the above table shows the advisory fee as a percentage of the Fund’s average daily net assets, not Managed Assets. During the Fund’s previous fiscal year, the Fund’s average daily managed assets were equal to 140% of its net assets. Because Managed Assets are greater than net assets, the percentage rate recorded in the table is greater than the contractual percentage rate in the Fund’s Investment Advisory Agreement.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including money market funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Miller Convertible Plus Fund | Miller Convertible Plus Fund Class I | USD ($)	251	773	1,321	2,816

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

Principal Investment Strategies

Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, seeks to maximize the Fund’s total return comprising current income and capital appreciation by investing in a leveraged portfolio consisting primarily of convertible bonds. Convertible bonds often provide interest income, as well as capital appreciation if the value of converting to the underlying equity increases over time. The Fund may experience periods of high volatility.

The Fund may invest in securities without principal protection and employs substantial leverage, primarily in the form of borrowing, to increase the potential gain from attractive securities selection. Such borrowing can benefit the Fund if the net rate of return on its investments purchased with the proceeds of the loan exceeds the interest or fees payable thereon. The Fund currently anticipates using indebtedness in an amount up to approximately 33⅓% of the Fund’s total assets (including borrowing proceeds) to leverage the Fund’s portfolio.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in convertible bonds (the “80% Policy”). The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The Fund defines convertible bonds as including synthetic convertible bonds and other securities that Wellesley identifies as having characteristics similar to convertible bonds, including any combination of bonds, options, index-linked securities, debt and equity instruments that Wellesley believes have convertible bond-like characteristics.

There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds, synthetic convertible bonds and other similar investments. The Fund expects that the average duration of its portfolio will be less than seven years, but there are no restrictions on the maximum or minimum maturity of any individual security and Wellesley has broad discretion to adjust duration depending on its outlook for factors such as interest rates. The convertible bonds purchased by the Fund may contain put options that entitle the holder to sell the security back to the issuer at a stated price on one or more future dates.

The Fund primarily invests in convertible bonds of companies that are domiciled in, or have their principal place of business or principal securities trading market in, or that derive at least 50% of their revenue or profits from goods produced, sales made or services performed in, the United States (“U.S. companies”). The Fund invests in convertible bonds issued by companies in a variety of sectors including the financial services sector.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley (commonly called “high yield” or “junk” bonds). Wellesley may pair convertible bonds with put and call options as necessary to seek principal protection in its long positions. Wellesley will also invest in other instruments it believes have the characteristics of convertible bonds such as synthetic convertible bonds which are financial instruments created by combining two or more separate securities or derivatives that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are created by third parties, which are typically investment banks and brokerage firms. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes, which may include a guarantee feature to guarantee return of the original issue price. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds, synthetic convertibles and other similar investments. The Fund expects that the average duration of its portfolio of convertible securities will range from two to ten years, but there are no restrictions on the maximum or minimum maturity of any individual security and Wellesley has broad discretion to adjust duration depending on its outlook for factors such as interest rates. The Fund generally will invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley will purchase a convertible bond when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

In addition to convertible bonds, the Fund may invest in other types of securities and instruments including high yield bonds (also called “junk bonds”), short-term debt securities, special purpose acquisition companies (SPACs) and money market instruments.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

●	Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Fund’s investment strategy will produce the desired results.

●	Cybersecurity Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s advisor, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

●	Derivatives Risk: The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

●	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

●	High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility.

●	Interest Rate Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

●	Leverage Risk: The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile and sensitive to market movements. During periods in which the Fund is using leverage, which will be a majority of the time, the fees received by Wellesley will be higher than if the Fund did not use leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include assets attributable to leverage. Because leverage increases the fees payable to the advisor, Wellesley has an incentive to increase the Fund’s use of leverage.

●	Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Private Placement and Illiquid Securities Risk: Certain securities are privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

●	Recent Market Events Risk: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

●	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

○	Biotech and Pharma Risk: Companies in the biotech and pharmaceuticals industry may be highly volatile and affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability.

●	Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small- and mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

●	SPACs Risks: The Fund may invest in equity securities and warrants of special purpose acquisition companies (SPACs), which raise assets to seek potential combination opportunities. Unless and until a combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a combination that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., 18-24 months), the invested funds are returned to the entity’s shareholders. Because pre-combination SPACs have no operating history or ongoing business other than seeking combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable combination. Companies in the post-combination SPAC stage may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-combination SPACs are thus often subject to extreme price volatility and speculative trading.

●	Synthetic Convertible Bond Risk: Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

●	Volatility Risk: The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. You will find a more complete discussion of risk on page 28 of this Prospectus.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I shares over time to the performance of two broad-based market indices: the ICE BofA All Yield Alternatives US Convertibles Index and the Bloomberg U.S. Aggregate Bond Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Class I Shares Annual Total Return for the Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 19.07% during the quarter ended June 30, 2020, and the lowest return for a quarter was (15.52)% during the quarter ended March 31, 2020.

Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Miller Convertible Plus Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Miller Convertible Plus Fund Class I		Return before taxes	(15.74%)	2.81%	5.20%	Dec. 31, 2014
Miller Convertible Plus Fund Class I | After Taxes on Distributions			(17.54%)	0.44%	3.12%
Miller Convertible Plus Fund Class I | After Taxes on Distributions and Sales			(9.21%)	1.26%	3.22%
ICE BofA All Yield Alternatives US Convertibles Index	[1]		(13.38%)	2.87%	2.98%
Bloomberg U.S. Aggregate Bond Index	[2]		(13.01%)	0.02%	0.85%
[1]	The ICE BofA All Yield Alternatives US Convertibles Index tracks the performance of U.S. dollar denominated convertible debt.
[2]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Miller Intermediate Bond Fund
FUND SUMMARY – MILLER INTERMEDIATE BOND FUND
Investment Objective

The Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Miller Intermediate Bond Fund Miller Intermediate Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Miller Intermediate Bond Fund Miller Intermediate Bond Fund Class I
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.01%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including money market funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Miller Intermediate Bond Fund | Miller Intermediate Bond Fund Class I | USD ($)	103	322	558	1,236

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, seeks to maximize total return comprising current income and capital appreciation and preserve principal by investing in a portfolio consisting primarily of intermediate bonds. The Fund defines bonds as including corporate bonds, notes and debentures, convertible and synthetic convertible bonds, government securities, mortgage and other asset-backed securities, and other securities that Wellesley believes have bond-like characteristics, including hybrids and synthetic securities.

Under normal conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in a portfolio of bonds with a dollar-weighted average maturity of between three and ten years (the “80% Policy”). The Fund’s 80% investment policy is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders. The convertible bonds purchased by the Fund may contain put options that entitle the holder to sell the security back to the issuer at a stated price on one or more future dates.

The Fund primarily invests in bonds of companies that are domiciled in, or have their principal place of business or principal securities trading market in, or that derive at least 50% of their revenue or profits from goods produced, sales made or services performed in, the United States (“U.S. companies”). The Fund invests in intermediate bonds issued by companies in a variety of sectors including the financial services sector.

The Fund expects that, at the time of purchase, most securities will have remaining maturities or put provisions of three to ten years, but there are no restrictions on the maximum or minimum maturity of any individual security that the Fund may purchase. The Fund is not restricted with respect to the credit quality of its holdings and invests in some bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley.

The bonds in which the Fund invests generally provide for repayment of principal in full at maturity of the security and may pay a fixed or variable rate of interest. Some debt securities, such as zero-coupon bonds, do not pay current interest but are sold at a discount from their face values. Most convertible bonds are obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are created by third parties which are typically investment banks and brokerage firms. They may include structured equity linked products (“SELPs”) and index-linked and equity-linked convertible structured notes. There is no limit on the portion of the Fund’s portfolio that will be allocated among convertible bonds, synthetic convertibles corporate bonds, government securities and other types of bonds. The Fund generally will invest in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley will purchase a bond when it believes there is a high probability that the principal amount of the investment will be repaid upon put or maturity and, in the case of a convertible bond, that the conversion component offers potential upside. Wellesley attempts to identify bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a convertible security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available.

In addition to convertible bonds, the Fund may invest in other types of securities and instruments including high yield bonds (also called “junk bonds”), short-term debt securities, special purpose acquisition companies (SPACs) and money market instruments.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

●	Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Fund’s investment strategy will produce the desired results.

●	Corporate Bond Risk: Corporate bonds are backed only by the issuer, and therefore, investments in corporate bonds are subject to issuer risk. Additionally, credit risk is created when the debt issuer fails to pay interest and principal in a timely manner, or negative perceptions of the issuer’s ability to make such payments may cause the price of that debt to decline.

●	Cybersecurity Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s advisor, distributor, the Index Provider and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider and other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

●	Derivatives Risk: The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

●	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

●	High Yield Risk: Lower-quality securities, such as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than securities of higher quality, including an increased possibility that the issuer, obligor or guarantor may not be able to make its payments of interest and principal. Lower credit quality high yield securities are especially sensitive to adverse economic and competitive industry conditions and may have significant default rates and price volatility.

●	Interest Rate Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

●	Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Preferred Stock Risk: Preferred stocks are subject not only to issuer-specific and market risks generally applicable to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stock, which may pay fixed or variable rates of return, generally pays dividends only after the company makes required payments to creditors, including vendors, depositors, counterparties, holders of its bonds and other fixed-income securities. As a result, the value of a company’s preferred stock will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally has limited or no voting rights. In addition, preferred stock is subject to the risks that a company may defer or not pay dividends, and, in certain situations, may call or redeem its preferred stock or convert it to common stock.

●	Private Placement and Illiquid Securities Risk: Certain securities are privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

●	Recent Market Events Risk: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

●	Sector Risk: The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the entire sector. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular sector.

○	Biotech and Pharma Risk: Companies in the biotech and pharmaceuticals industry may be highly volatile and affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability.

○	Technology Risk: Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

●	Small- and Mid-Capitalization Companies Risk. Compared to large-capitalization companies, small- and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small- and mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

●	SPACs Risks: The Fund may invest in equity securities and warrants of special purpose acquisition companies (SPACs), which raise assets to seek potential combination opportunities. Unless and until a combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. If a combination that meets the requirements for the SPAC is not completed within a pre-established period of time (e.g., 18-24 months), the invested funds are returned to the entity’s shareholders. Because pre-combination SPACs have no operating history or ongoing business other than seeking combinations, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable combination. Companies in the post-combination SPAC stage may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. Post-combination SPACs are thus often subject to extreme price volatility and speculative trading.

●	Synthetic Convertible Bond Risk: Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

●	Volatility Risk: The risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. You will find a more complete discussion of risk on page 28 of this Prospectus.

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Class I shares over time to the performance of the Bloomberg U.S. Aggregate Bond Index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Class I Shares Annual Total Return for the Years Ended December 31

During the period shown in the bar chart, the highest return for a quarter was 11.64% during the quarter ended June 30, 2020, and the lowest return for a quarter was (10.60)% during the quarter ended March 31, 2020.

Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - Miller Intermediate Bond Fund - Miller Intermediate Bond Fund Class I		Label	1 Year	5 Years	Since Inception	Inception Date
Performance Measure Domain		Return before taxes	(7.72%)	3.44%	4.07%	Dec. 31, 2014
After Taxes on Distributions			(9.01%)	1.64%	2.55%
After Taxes on Distributions and Sales			(4.55%)	1.90%	2.50%
Bloomberg U.S. Aggregate Bond Index	[1]		(13.01%)	0.02%	0.85%
[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated, fixed-rate, taxable, investment grade fixed-income securities with remaining maturities of one year and longer. The Index includes Treasury, government, corporate, mortgage-backed, commercial mortgage-backed and asset-backed securities.

After-tax returns are estimated and were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Miller Market Neutral Income Fund
FUND SUMMARY – MILLER MARKET NEUTRAL INCOME FUND
Investment Objective

The Fund’s primary investment objective is to maximize current income consistent with stability of principal. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval upon 60 days’ written notice to shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and under the heading “How to Purchase Shares” on page 22 of the Fund’s Prospectus. In addition, descriptions of the sales load waivers and/or discounts for Class A shares with respect to certain financial intermediaries are reproduced in “Appendix A: Intermediary-Specific Sales Charge Waivers and Discounts” to the Prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Miller Market Neutral Income Fund	Miller Market Neutral Income Fund Class A		Miller Market Neutral Income Fund Class C		Miller Market Neutral Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.75%		none		none
Maximum Deferred Sales Charge (Load) (as a % of offering price)	none	[1]	1.00%	[2]	none
Maximum Sales Charge (Load) on Reinvested Dividends and Other Distributions	none		none		none
Redemption Fee (as a % of amount redeemed)	none		none		none
[1]	There is a 1.00% contingent deferred sales charge (“CDSC”) for investments of $250,000 or more (see “How to Purchase Shares” below) on Class A shares sold within the first 18 months of purchase, unless you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC (see “Waiver of Contingent Deferred Sales Charges” below).
[2]	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of the Fund’s dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Miller Market Neutral Income Fund	Miller Market Neutral Income Fund Class A	Miller Market Neutral Income Fund Class C	Miller Market Neutral Income Fund Class I
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.50%	1.00%	none
Other Expenses	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	2.06%	2.56%	1.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Miller Market Neutral Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Miller Market Neutral Income Fund Class A	576	996
Miller Market Neutral Income Fund Class I	259	796
Miller Market Neutral Income Fund Class C	159	493

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund has only recently commenced operations.

Principal Investment Strategies

Wellesley Asset Management, Inc. (“Wellesley” or the “Advisor”), the Fund’s advisor, seeks to achieve maximum current income while remaining market neutral by achieving a low correlation to the fluctuations of the U.S. stock market.

The Fund invests in equity, convertible and synthetic convertible securities of companies with a dollar-weighted average maturity of any duration. The Fund takes long and short positions in securities of issuers without regard to market capitalization. The Fund may purchase put options to help insulate the Fund from market risk.

Convertible bonds are generally obligations of a company that can be converted into a predetermined number of shares of common stock of the company issuing the security. Convertible bonds generally offer both defensive characteristics (i.e., may provide income during periods when the market price of the underlying common stock declines) and upside potential (i.e., may provide capital appreciation when the market price of the underlying common stock rises). The Fund is not restricted with respect to the credit quality of its holdings and invests in some convertible bonds that are rated less than investment grade or determined to be of comparable credit quality by Wellesley. Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are created by third parties which typically are investment banks and brokerage firms. There is no limit on the portion of the Fund’s portfolio that is allocated among convertible bonds and synthetic convertibles. The Fund generally invests in securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933.

Wellesley purchases a convertible bond when it believes there is a high probability that the principal amount of the fixed-income component of the investment will be repaid upon put or maturity and the conversion component offers potential upside. Wellesley attempts to identify convertible bonds that are trading at attractive valuations relative to Wellesley’s evaluation of the issuer’s creditworthiness. Wellesley’s investment process includes the use of both quantitative and fundamental research on each issuer to analyze credit quality and the specific terms of each offering. In general, Wellesley sells securities when an issuer’s credit quality deteriorates, the conversion feature of a security is no longer a likely source of capital appreciation, to increase diversification, or when Wellesley believes more attractive investments are available. Wellesley diversifies the Fund’s portfolio in terms by company, industry, sector and other factors in attempt to lower the risks of the portfolio.

In an effort to enhance income, the Fund may write call and put options. The Fund may write call options on individual equity securities and convertible bonds that are in the Fund’s portfolio. In addition, the Fund may write call options on ETFs and securities indexes.

In an effort to minimize the downside risk of individual equity security and convertible bond holdings or the Fund’s portfolio in its entirety, the Fund may purchase put options on individual securities, ETFs and securities indexes.

The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company.

The Fund may employ leverage, in the form of borrowing, to increase the potential gain from attractive securities selection. Such borrowing can benefit the Fund if the net rate of return on its investments purchased with the proceeds of the loan exceeds the interest or fees payable thereon. The Fund may use indebtedness in an amount up to approximately 33 1/3% of the Fund’s total assets (including borrowing proceeds) to leverage the Fund’s portfolio.

Principal Investment Risks

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments. The other principal risks of investing in the Fund are:

●	Active Management Risk: Wellesley’s objective judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Fund’s investment strategy will produce the desired results.

●	Convertible Hedging Risk: If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.

●	Convertible Bond Risk: Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible bonds that are rated below investment grade are subject to the risks associated with high-yield investments. Convertible bonds may have less market liquidity and their prices may be more volatile than equity and fixed-income securities.

●	Counterparty Credit Risk: The Fund makes investments in financial instruments and over-the-counter (“OTC”) traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations.

●	Covered Call Writing Risk: As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.

●	Derivatives Risk: The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

●	Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time.

●	Hedging Risk: The Fund may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Fund holds. There can be no assurance that the Fund’s hedging investments or transactions will be effective. Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund.

●	Interest Rate Risk: The market value of debt securities tends to decline as interest rates increase and tends to increase as interest rates decline. An issuer of a debt security may not be able to make principal and interest payments on the security as they become due. Debt securities may also be subject to prepayment or redemption risk, which tends to increase when the coupon or interest payment is greater than prevailing interest rates.

●	Limited History of Operations Risk: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

●	Leverage Risk: Borrowing and certain transactions such as swaps in which the Fund is permitted to engage may effectively add leverage and thus leverage risk to the Fund’s portfolio. The Fund may segregate or “earmark” liquid assets or otherwise cover such transactions in an effort to mitigate the leverage risk such transactions present. Leveraging generally exaggerates the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio securities. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

●	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

●	Options Risk: The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment advisor to predict pertinent market movements, which cannot be assured. By writing call options, the Fund is subject to the risk of counterparty default, as well as the potential for unlimited loss.

●	Portfolio Selection Risk: The value of your investment may decrease if the investment advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

●	Portfolio Turnover Risk: Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

●	Private Placement and Illiquid Securities Risk: Certain securities are privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. If any Rule 144A security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

●	Recent Market Events Risk: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S., and global economies and markets, generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

●	Short Sale Risk: The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security (i.e., the Fund’s short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

●	Small- and Mid-Capitalization Companies Risk. Compared to large-capitalization companies, small- and mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of small- and mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

●	Special Purpose Acquisition Companies (SPACs). Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

●	Synthetic Convertible Bond Risk: Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

●	Tax Risk: The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service.

●	Underlying Funds Risk: The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and the policies are permissible under the 1940 Act. Under the 1940 Act, the Fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result, (1) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any one Investment company being held by the Fund or (3) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of money market funds or of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company, or to purchases of investment companies done in accordance with SEC exemptive relief or rules. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. You will find a more complete discussion of risk beginning on page 8 of the Fund’s Prospectus.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be made available to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.MillerFamilyOfFunds.com or by calling 1-877-441-4434.